Other Long-term Assets (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 SunEase, Inc. CNY	Dec. 31, 2011 SunEase, Inc. CNY	Dec. 31, 2010 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. Trade name CNY	Aug. 31, 2008 SunEase, Inc. Customer contracts and relationships CNY	Aug. 31, 2008 SunEase, Inc. Technology CNY
Other Long-term Assets
Investment in associated companies		34,323,000	33,482,000
Staff housing loans		26,529,000	14,004,000
Non-current deposits		17,704,000	9,747,000
Others		11,957,000	1,707,000
Total	14,528,000	90,513,000	58,940,000
Allocation of the purchase price
Percentage of equity interest acquired								38.50%
Consideration paid in cash								31,000,000
Allocation of the purchase price
Tangible assets								12,050,000
Intangible assets								6,722,000
Goodwill								14,046,000
Liabilities								(1,818,000)
Total								31,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets									2,300,000	2,800,000	1,600,000
Amortization expense of acquired intangible assets					3,400,000	800,000	1,000,000
Equity share of losses or profits from associated companies	$ 135,000	842,000	(1,195,000)	1,093,000	800,000	(1,200,000)	1,100,000